Trade, other receivables and tax receivables	12 Months Ended
Dec. 31, 2018
Trade and other receivables [abstract]
Trade, other receivables and tax receivables
Trade, other receivables and tax receivables
The following table summarizes Trade, other receivables and tax receivables by due date:

	At December 31
	2018					2017
	Total due within one year (current)	Due between one and five years	Due beyond five years	Total due after one year (non-current)	Total	Total due within one year (current)	Due between one and five years	Due beyond five years	Total due after one year (non-current)	Total
	(€ million)
Trade receivables	€2,048	€—	€—	€—	€2,048	€2,460	€—	€—	€—	€2,460
Receivables from financing activities	3,304	297	13	310	3,614	2,946	194	—	194	3,140
Other receivables	1,836	1,086	88	1,174	3,010	2,481	414	58	472	2,953
Total Trade and other receivables	€7,188	€1,383	€101	€1,484	€8,672	€7,887	€608	€58	€666	€8,553

Tax receivables	€419	€53	€18	€71	€490	€215	€62	€21	€83	€298

Trade receivables
Trade receivables are shown net of an ECL allowance, which is calculated using the simplified approach. Changes in the allowance for trade receivables were as follows:

	At January 1, 2018	Provision	Use and other changes	Transferred to Assets held for sale	At December 31, 2018
	(€ million)
ECL allowance - Trade receivables	€269	€56	€(47)	€(31)	€247
Trade receivables of an immaterial amount were written off during the year ended December 31, 2018, and are still subject to enforcement activities. As a result of the impairment methodology implemented under IFRS 9, there was an immaterial impact to the ECL allowance at December 31, 2018.
The following table provides information about the exposure to credit risk and ECLs for trade receivables:

	At December 31, 2018
	Current and less than 90 days past due	90 days or more past due	Total
Gross amount	1,920	310	2,230
ECL allowance	(65)	(182)	(247)
Carrying amount	1,855	128	1,983

In addition to the amounts above, a further €65 million of trade receivables were measured at FVPL. Refer to Note 23, Fair value measurement.
Receivables from financing activities
Receivables from financing activities mainly relate to the business of financial services companies fully consolidated by the Group and are summarized as follows:

	At December 31
	2018	2017
	(€ million)
Dealer financing	€2,654	€2,295
Retail financing	601	420
Finance leases	3	4
Other	356	421
Total Receivables from financing activities	€3,614	€3,140

Receivables from financing activities are shown net of an ECL allowance. Changes in the allowance for receivables from financing activities were as follows:

	At January 1, 2018	Provision	Use and other changes	Transferred to Assets held for sale	At December 31, 2018
	(€ million)
ECL allowance - Receivables from financing activities	€45	€87	€(105)	€—	€27
     Receivables from financing activities of an immaterial amount were written off during the year ended December 31, 2018, and are still subject to enforcement activities. As a result of the impairment methodology implemented under IFRS 9, there was an immaterial impact to the ECL allowance at December 31, 2018.

The following table provides information about the exposure to credit risk and ECLs for receivables from financing activities:

	At December 31, 2018
	Stage 1	Stage 2	Stage 3	Total
Gross amount	2,465	168	35	2,668
ECL allowance	(13)	(2)	(12)	(27)
Carrying amount	2,452	166	23	2,641

In addition to the amounts above, a further €973 million of receivables from financing activities were measured at FVPL. Refer to Note 23, Fair value measurement.
Other receivables
At December 31, 2018, Other receivables primarily consisted of tax receivables for VAT and other indirect taxes of €2,149 million (€2,153 million at December 31, 2017).
Transfer of financial assets
At December 31, 2018, the Group had receivables due after that date amounting to €8,523 million (€7,866 million at December 31, 2017) which had been transferred without recourse and which were derecognized in accordance with IFRS 9 – Financial Instruments. The transfers related to trade receivables and other receivables for €6,847 million (€6,752 million at December 31, 2017) and receivables from financing activities for €1,676 million (€1,114 million at December 31, 2017). These amounts included receivables of €5,517 million (€4,933 million at December 31, 2017), mainly due from the sales network, transferred to FCA Bank, our jointly controlled financial services company.
At December 31, 2018 and 2017, the carrying amount of transferred financial assets not derecognized and the related liabilities were as follows:

	At December 31
	2018			2017
	Trade receivables	Receivables from financing activities	Total	Trade receivables	Receivables from financing activities	Total
	(€ million)
Carrying amount of assets transferred and not derecognized	€30	€427	€457	€22	€335	€357
Carrying amount of the related liabilities (Note 21)	€30	€427	€457	€22	€335	€357